The Millicom Group - A.1.4. Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Nov. 01, 2019	Jan. 01, 2018
Disclosure of subsidiaries [line items]
Operating profit (loss)	$ 575	$ 640	[1]	$ 632	[1]
Net (loss) for the year	154	(26)	[1],[2]	69	[1],[2]
Non-controlling interest in net (loss)	5	(16)	[1]	(17)	[1]
Total assets (excluding goodwill)	12,856	10,313	[3],[4]	9,464
Total liabilities	10,176	7,521	[3],[4]	6,183
Non-controlling interests	271	251	[3],[4]	185			$ 181
Net cash from operating activities	801	792	[5]	820	[5]
Net cash from (used in) investing activities	(1,502)	(1,199)	[5]	(367)	[5]
Net cash from (used in) financing activities	1,355	341	[5]	(464)	[5]
Exchange impact on cash and cash equivalents,net	(8)	(33)	[5]	4	[5]
Net (decrease) increase in cash and cash equivalents	645	(98)	[5]	(8)	[5]
Colombia
Disclosure of subsidiaries [line items]
Revenue	1,532	1,661		1,739
Total operating expenses	(543)	(667)		(647)
Operating profit (loss)	164	147		106
Net (loss) for the year	23	(10)		(25)
Non-controlling interest in net (loss)	11	(5)		(13)
Total assets (excluding goodwill)	2,256	1,966		2,193
Total liabilities	1,891	1,620		1,771
Net assets	365	346		422
Non-controlling interests	170	161		197
Dividends and advances paid to non-controlling interest	(12)	(2)		0
Net cash from operating activities	363	348		331
Net cash from (used in) investing activities	(260)	(270)		(209)
Net cash from (used in) financing activities	(67)	(75)		(46)
Exchange impact on cash and cash equivalents,net	0	(18)		3
Net (decrease) increase in cash and cash equivalents	36	(15)		80
Panama
Disclosure of subsidiaries [line items]
Revenue	475	17
Total operating expenses	(148)	(8)
Operating profit (loss)	(15)	(39)
Net (loss) for the year	(31)	(39)
Non-controlling interest in net (loss)	(6)	(8)		0
Total assets (excluding goodwill)	1,866	1,082
Total liabilities	1,372	556
Net assets	494	526
Non-controlling interests	99	105
Dividends and advances paid to non-controlling interest	0	0
Net cash from operating activities	167	(2)
Net cash from (used in) investing activities	(693)	12
Net cash from (used in) financing activities	580	(3)
Exchange impact on cash and cash equivalents,net	0	0
Net (decrease) increase in cash and cash equivalents	54	7
Other
Disclosure of subsidiaries [line items]
Non-controlling interest in net (loss)	0	(3)		(4)
Non-controlling interests	2	(16)
Before Consolidation Adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	183	173		211
Before Consolidation Adjustments | Panama
Disclosure of subsidiaries [line items]
Non-controlling interests	99	105
Consolidation adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	(13)	(12)		$ (15)
Consolidation adjustments | Panama
Disclosure of subsidiaries [line items]
Non-controlling interests	0	$ 0
Telefonica Moviles Panama
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value	594
Cable Onda 4.5% Senior Notes Due 2030
Disclosure of subsidiaries [line items]
Notional amount	$ 600					$ 600

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[3]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[4]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).
[5]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.